Financial Costs and Loss/(gain) on Derivatives	6 Months Ended
Jun. 30, 2021
Financial Costs and Loss/(gain) on Derivatives
Financial Costs and Loss/(gain) on Derivatives

16. Financial Costs and Loss/(gain) on Derivatives

An analysis of financial costs and loss/(gain) on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Amortization and write-off of deferred loan/bond issuance costs/premium	3,697	3,603	7,514	10,717
Interest expense on loans	25,147	20,592	51,973	41,364
Interest expense on bonds and realized loss on CCS	8,856	8,608	18,340	17,289
Lease charge	2,526	2,412	5,075	4,826
Loss arising on bond repurchase at a premium	—	—	1,937	—
Other financial costs, net	3,331	16,001	159	16,408
Total financial costs	43,557	51,216	84,998	90,604

Unrealized loss/(gain) on derivative financial instruments held for trading (Note 15)	9,140	(4,049)	80,472	(31,457)
Realized loss on interest rate swaps held for trading	2,731	8,946	3,600	17,653
Realized loss/(gain) on forward foreign exchange contracts held for trading	531	(105)	737	(55)
Ineffective portion of cash flow hedges	1,065	1,518	(218)	(114)
Total loss/(gain) on derivatives	13,467	6,310	84,591	(13,973)

Other financial costs, net includes an amount of $15,652 for the three and six months ended June 30, 2021, respectively relating to fees (bank consent, legal fees, etc.) to obtain the third-party consents and waivers in connection with the de-listing of the Group’s shares from NYSE after the consummation of the Transaction.